DAC, VOBA, DSI and DFEL (Tables)	12 Months Ended
Dec. 31, 2022
DAC, VOBA, DSI and DFEL [Abstract]
Reconciliation of DAC, VOBA and DSI

	As of December 31,
	2022	2021
DAC, VOBA and DSI
Traditional Life	$1,336	$1,205
UL and Other	6,002	5,799
Variable Annuities	4,047	4,041
Fixed Annuities	479	495
Group Protection	141	140
Retirement Plan Services	258	253
Total DAC, VOBA and DSI	$12,263	$11,933

Reconciliation of DFEL

	As of December 31,
	2022	2021
DFEL
UL and Other	$4,735	$3,902
Variable Annuities	310	318
Total DFEL	$5,045	$4,220

DAC

	For the Year Ended December 31, 2022
						Retirement
	Traditional	UL and	Variable	Fixed	Group	Plan
	Life	Other	Annuities	Annuities	Protection	Services

Balance as of beginning-of-year	$1,146	$5,269	$3,860	$448	$140	$239
Deferrals	266	537	390	60	98	21
Amortization	(126)	(288)	(370)	(69)	(97)	(19)
Balance as of end-of-year	$1,286	$5,518	$3,880	$439	$141	$241

	For the Year Ended December 31, 2021
						Retirement
	Traditional	UL and	Variable	Fixed	Group	Plan
	Life	Other	Annuities	Annuities	Protection	Services

Balance as of beginning-of-year	$1,041	$5,328	$3,727	$479	$187	$238
Business acquired (sold) through
reinsurance	-	(294)	-	-	-	(1)
Deferrals	215	523	487	29	91	21
Amortization	(110)	(288)	(354)	(60)	(138)	(19)
Balance as of end-of-year	$1,146	$5,269	$3,860	$448	$140	$239

VOBA

	For the Year Ended December 31, 2022
	Traditional	UL and	Fixed
	Life	Other	Annuities

Balance as of beginning-of-year	$59	$499	$20
Deferrals	-	2	-
Amortization	(9)	(47)	(3)
Balance as of end-of-year	$50	$454	$17

	For the Year Ended December 31, 2021
	Traditional	UL and	Fixed
	Life	Other	Annuities

Balance as of beginning-of-year	$67	$797	$23
Business acquired (sold) through
reinsurance	-	(234)	-
Amortization	(8)	(64)	(3)
Balance as of end-of-year	$59	$499	$20

Estimated Future Amortization Of VOBA

2023	$45
2024	41
2025	38
2026	35
2027	30

DSI

	For the Year Ended December 31, 2022
				Retirement
	UL and	Variable	Fixed	Plan
	Other	Annuities	Annuities	Services

Balance as of beginning-of-year	$31	$181	$27	$14
Deferrals	1	2	-	4
Amortization	(2)	(16)	(4)	(1)
Balance as of end-of-year	$30	$167	$23	$17

	For the Year Ended December 31, 2021
				Retirement
	UL and	Variable	Fixed	Plan
	Other	Annuities	Annuities	Services

Balance as of beginning-of-year	$35	$196	$30	$14
Deferrals	1	3	-	1
Amortization	(5)	(18)	(3)	(1)
Balance as of end-of-year	$31	$181	$27	$14

DFEL

	For the Year Ended		For the Year Ended
	December 31, 2022		December 31, 2021
	UL and	Variable	UL and	Variable
	Other	Annuities	Other	Annuities

Balance as of beginning-of-year	$3,902	$318	$3,262	$324
Business acquired (sold) through
reinsurance	-	-	(161)	-
Deferrals	1,060	22	989	26
Amortization	(227)	(30)	(188)	(32)
Balance as of end-of-year	$4,735	$310	$3,902	$318